Income Tax Matters (Schedule of Effective Tax Rate Reconciliation) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Computed expected income tax benefit	$ 339,987	$ (813,759)	$ (1,154,890)	$ (1,063,749)
Increase (reduction) in income taxes resulting from:
State tax, net of federal benefit	151,680
Meals, entertainment and political contributions	4,101	3,858	6,170	8,402
Change in loss carryforward due to 382 limitation				5,595,636
Change in valuation allowance	1,421,169	746,468
COD Interest		177,563	177,563
Other	228,173	512	8,613	39,143
Subtotal of increases	1,805,123	928,401	192,346	5,643,181
Tax benefit before valuation allowance			(962,544)	4,579,432
Change in loss carryforward due to 382 limitation			1,196,724	$ (4,579,432)
Tax expense (benefit)	$ 2,145,110	$ 114,642	$ 234,180